Provisions (Tables)	12 Months Ended
Mar. 31, 2022
Provisions [abstract]
Schedule of Reconciliation of Changes in Provisions	The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2020	¥49,711	¥45,047	¥316,290	¥31,802	¥442,850
Increases	26,189	47,446	822,479	17,898	914,012
Decreases (utilized)	(3,182)	(46,732)	(752,165)	(16,019)	(818,098)
Decreases (reversed)	(996)	(13,658)	(18,812)	(7,827)	(41,293)
Reclassification to liabilities held for sale (Note 19)	—	—	(3,807)	(99)	(3,906)
Foreign currency translation differences	1,673	194	13,787	807	16,461
As of March 31, 2021	¥73,395	¥32,297	¥377,772	¥26,562	¥510,026
Increases	28,235	12,193	835,096	24,826	900,351
Decreases (utilized)	(59,386)	(16,280)	(833,159)	(15,651)	(924,476)
Decreases (reversed)	(252)	(15,948)	(10,574)	(3,739)	(30,513)
Foreign currency translation differences	877	1,091	35,846	2,498	40,312
As of March 31, 2022	¥42,869	¥13,353	¥404,982	¥34,497	¥495,701

Schedule of Restructuring Expenses	Restructuring expenses recorded for the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Cash:
Severance	¥33,538	¥28,031	¥15,230
Consulting fees	18,086	5,704	2,963
Other	78,746	70,742	65,163
Total	¥130,370	¥104,477	¥83,357
Non-Cash:
Depreciation and impairment	¥50,670	¥11,398	¥479
Total	¥181,040	¥115,875	¥83,836